26. POST-EMPLOYMENT OBLIGATIONS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	R$ 13,892	R$ 12,663	R$ 12,306
Cost of current service	18	15	19
Interest on the actuarial obligation	1,213	1,161	1,246
Actuarial losses (gains):
Due to changes in demographic assumptions	6		191
Due to changes in financial assumptions	2,775	903	537
Due to adjustments based on experience	160	161	(53)
Due to changes and adjustments	2,941	1,064	675
Plan amendment - Past service			(619)
Benefits paid	(1,042)	(1,011)	(964)
Ending balance	17,022	13,892	12,663
Pension Plans and Retirement Supplement Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	11,073	10,545	9,743
Cost of current service	1	4	5
Interest on the actuarial obligation	963	959	980
Actuarial losses (gains):
Due to changes in demographic assumptions	6		191
Due to changes in financial assumptions	2,058	467	414
Due to adjustments based on experience	83	(20)	53
Due to changes and adjustments	2,147	447	658
Plan amendment - Past service
Benefits paid	(899)	(881)	(841)
Ending balance	13,285	11,073	10,545
Health Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	2,344	1,809	1,711
Cost of current service	14	10	11
Interest on the actuarial obligation	208	172	178
Actuarial losses (gains):
Due to changes in demographic assumptions
Due to changes in financial assumptions	576	402	66
Due to adjustments based on experience	91	68	(44)
Due to changes and adjustments	667	470	22
Plan amendment - Past service
Benefits paid	(131)	(118)	(113)
Ending balance	3,102	2,344	1,809
Dental Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	48	39	38
Cost of current service		0
Interest on the actuarial obligation	5	4	3
Actuarial losses (gains):
Due to changes in demographic assumptions
Due to changes in financial assumptions	11	8	2
Due to adjustments based on experience			(2)
Due to changes and adjustments	11	8
Plan amendment - Past service
Benefits paid	(2)	(3)	(2)
Ending balance	61	48	39
Life Insurance Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	427	270	814
Cost of current service	3	2	3
Interest on the actuarial obligation	38	25	85
Actuarial losses (gains):
Due to changes in demographic assumptions
Due to changes in financial assumptions	130	26	55
Due to adjustments based on experience	(14)	113	(60)
Due to changes and adjustments	116	139	(5)
Plan amendment - Past service			(619)
Benefits paid	(10)	(9)	(8)
Ending balance	R$ 574	R$ 427	R$ 270